Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.39%
Advertising–0.77%
Trade Desk, Inc. (The), Class A(b)	74,121	$4,428,730
Aerospace & Defense–2.38%
L3Harris Technologies, Inc.	27,623	5,740,888
Northrop Grumman Corp.	16,831	7,915,956
		13,656,844
Application Software–6.26%
Atlassian Corp. PLC, Class A(b)	27,426	5,775,641
Bill.com Holdings, Inc.(b)	20,978	2,776,858
Intuit, Inc.	16,529	6,402,012
Roper Technologies, Inc.(c)	15,809	5,685,549
Synopsys, Inc.(b)	35,237	10,765,256
Tyler Technologies, Inc.(b)	12,986	4,512,635
		35,917,951
Automobile Manufacturers–3.09%
Tesla, Inc.(b)	66,761	17,708,355
Automotive Retail–1.32%
AutoZone, Inc.(b)	3,542	7,586,716
Biotechnology–2.18%
AbbVie, Inc.	57,313	7,691,978
Alnylam Pharmaceuticals, Inc.(b)	11,683	2,338,469
Vertex Pharmaceuticals, Inc.(b)	8,472	2,452,983
		12,483,430
Communications Equipment–1.00%
Motorola Solutions, Inc.	25,523	5,716,386
Construction & Engineering–1.25%
Quanta Services, Inc.(c)	56,250	7,165,687
Data Processing & Outsourced Services–5.11%
Fiserv, Inc.(b)	61,747	5,777,667
Mastercard, Inc., Class A	54,620	15,530,651
Paychex, Inc.	30,204	3,389,191
Visa, Inc., Class A(c)	26,127	4,641,461
		29,338,970
Environmental & Facilities Services–2.79%
Republic Services, Inc.	42,483	5,779,387
Waste Connections, Inc.	75,630	10,219,882
		15,999,269
Fertilizers & Agricultural Chemicals–0.48%
CF Industries Holdings, Inc.	28,675	2,759,969
Financial Exchanges & Data–0.50%
S&P Global, Inc.	9,411	2,873,649
Food Distributors–0.71%
Sysco Corp.	57,328	4,053,663
General Merchandise Stores–1.01%
Dollar General Corp.	24,239	5,813,966
Shares		Value
Health Care Distributors–0.74%
AmerisourceBergen Corp.	31,287	$4,234,070
Health Care Equipment–1.05%
DexCom, Inc.(b)	39,713	3,198,485
Intuitive Surgical, Inc.(b)	15,126	2,835,217
		6,033,702
Hotels, Resorts & Cruise Lines–0.80%
Marriott International, Inc., Class A	32,563	4,563,379
Hypermarkets & Super Centers–1.83%
Costco Wholesale Corp.	22,261	10,513,202
Industrial Gases–0.51%
Linde PLC (United Kingdom)	10,915	2,942,575
Interactive Media & Services–4.48%
Alphabet, Inc., Class C(b)	237,726	22,857,355
Pinterest, Inc., Class A(b)	123,406	2,875,360
		25,732,715
Internet & Direct Marketing Retail–4.90%
Amazon.com, Inc.(b)	248,676	28,100,388
Internet Services & Infrastructure–0.52%
MongoDB, Inc.(b)(c)	15,126	3,003,419
IT Consulting & Other Services–0.77%
Amdocs Ltd.	37,226	2,957,606
Gartner, Inc.(b)	5,310	1,469,224
		4,426,830
Life Sciences Tools & Services–3.66%
Danaher Corp.	51,577	13,321,823
Thermo Fisher Scientific, Inc.	15,188	7,703,202
		21,025,025
Managed Health Care–6.41%
Elevance Health, Inc.	28,061	12,746,429
UnitedHealth Group, Inc.	47,634	24,057,075
		36,803,504
Movies & Entertainment–0.75%
Live Nation Entertainment, Inc.(b)	56,805	4,319,452
Oil & Gas Exploration & Production–1.19%
Pioneer Natural Resources Co.	31,405	6,800,125
Oil & Gas Storage & Transportation–2.15%
Cheniere Energy, Inc.	74,426	12,348,018
Packaged Foods & Meats–1.36%
Hershey Co. (The)	35,260	7,773,772
Pharmaceuticals–2.52%
Eli Lilly and Co.	44,794	14,484,140
Property & Casualty Insurance–2.00%
Chubb Ltd.	29,592	5,382,193

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Shares		Value
Property & Casualty Insurance–(continued)
Progressive Corp. (The)(c)	52,209	$6,067,208
		11,449,401
Restaurants–1.69%
Chipotle Mexican Grill, Inc.(b)	3,603	5,414,444
McDonald’s Corp.	18,549	4,279,996
		9,694,440
Semiconductor Equipment–1.45%
ASML Holding N.V., New York Shares (Netherlands)	6,578	2,732,172
Enphase Energy, Inc.(b)	20,132	5,586,026
		8,318,198
Semiconductors–3.17%
Advanced Micro Devices, Inc.(b)	46,859	2,968,986
Monolithic Power Systems, Inc.(c)	22,607	8,215,384
NVIDIA Corp.	57,609	6,993,157
		18,177,527
Soft Drinks–2.31%
Monster Beverage Corp.(b)	56,937	4,951,242
PepsiCo, Inc.	50,858	8,303,077
		13,254,319
Specialized REITs–2.11%
Extra Space Storage, Inc.	32,854	5,674,214
SBA Communications Corp., Class A	22,519	6,410,034
		12,084,248
Specialty Chemicals–1.15%
Albemarle Corp.(c)	24,998	6,610,471
Systems Software–11.12%
Crowdstrike Holdings, Inc., Class A(b)(c)	34,328	5,657,598
Microsoft Corp.	202,406	47,140,357
Palo Alto Networks, Inc.(b)	49,245	8,065,838
Shares		Value
Systems Software–(continued)
ServiceNow, Inc.(b)	7,742	$2,923,457
		63,787,250
Technology Hardware, Storage & Peripherals–6.43%
Apple, Inc.	267,151	36,920,268
Wireless Telecommunication Services–1.47%
T-Mobile US, Inc.(b)	62,871	8,435,402
Total Common Stocks & Other Equity Interests (Cost $463,388,470)		547,339,425
Money Market Funds–3.74%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	7,513,528	7,513,529
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	5,367,023	5,368,096
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	8,586,890	8,586,890
Total Money Market Funds (Cost $21,467,598)		21,468,515
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $484,856,068)		568,807,940
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.10%
Invesco Private Government Fund, 3.01%(d)(e)(f)	8,180,807	8,180,807
Invesco Private Prime Fund, 3.11%(d)(e)(f)	21,046,256	21,046,256
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,227,063)		29,227,063
TOTAL INVESTMENTS IN SECURITIES–104.23% (Cost $514,083,131)		598,035,003
OTHER ASSETS LESS LIABILITIES—(4.23)%		(24,253,854)
NET ASSETS–100.00%		$573,781,149
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,798,976	$62,112,885	$(58,398,332)	$-	$-	$7,513,529	$37,379
Invesco Liquid Assets Portfolio, Institutional Class	2,713,552	44,366,346	(41,712,621)	917	(98)	5,368,096	26,882
Invesco Treasury Portfolio, Institutional Class	4,341,686	70,986,154	(66,740,950)	-	-	8,586,890	40,234
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$84,805,509	$(76,624,703)	$1	$-	$8,180,807	$57,704*
Invesco Private Prime Fund	-	206,696,991	(185,653,785)	(1)	3,051	21,046,256	155,934*
Total	$10,854,214	$468,967,885	$(429,130,391)	$917	$2,953	$50,695,578	$318,133

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$547,339,425	$—	$—	$547,339,425
Money Market Funds	21,468,515	29,227,063	—	50,695,578
Total Investments	$568,807,940	$29,227,063	$—	$598,035,003
Invesco V.I. Capital Appreciation Fund